S000073358 [Member] Average Annual Total Returns		12 Months Ended	39 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Northern Trust ESG & Climate US Large Cap Core Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.30%	10.29%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	24.51%	10.38%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	11.27%
FlexShares ESG & Climate US Large Cap Core Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		23.12%	10.21%
Performance Inception Date			Sep. 20, 2021
FlexShares ESG & Climate US Large Cap Core Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.76%	9.85%
FlexShares ESG & Climate US Large Cap Core Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.90%	7.91%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the S&P 500 Index to the Russell 1000® Index. The Fund will continue to compare its performance to the S&P 500 Index, which reflects the market segments in which the Fund invests.